Retirement Benefit Arrangements - Active Defined Benefit Plan (Details) - Zurich Plan - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Funded status:
Unfunded pension obligation at beginning of year		$ 32,636	$ 62,050
Change in pension obligation:
Service cost		8,746	11,811
Interest cost		373	228
Plan participants’ contributions		3,792	4,048
Actuarial gain		(37,992)	(24,211)
Benefits paid		(4,576)	(1,651)
Foreign currency adjustments		(3,736)	(8,735)
Settlements		0	(20,682)
Change in pension obligation		(33,393)	(39,192)
Change in fair value of plan assets:
Actual return on plan assets		(14,936)	6,847	$ 3,000
Employer contributions		7,658	8,035
Plan participants’ contributions		3,792	4,048
Benefits paid		(4,576)	(1,651)
Foreign currency adjustments		(2,233)	(6,375)
Settlements		0	(20,682)
Change in fair value of plan assets		(10,295)	(9,778)
Funded status:
Unfunded pension obligation at end of year		9,538	32,636	$ 62,050
Additional information:
Projected benefit obligation at end of year	[1]	169,527	202,920
Accumulated pension obligation at end of year	[2]	$ 167,560	$ 194,730
Pension obligation - assumptions used
Discount rate		2.20%	0.20%	0.10%
Interest crediting rate		2.20%	1.00%	1.00%
Rate of compensation increase		2.25%	2.00%	2.00%
Net periodic benefit cost - assumptions used
Discount rate		0.20%	0.10%	0.25%
Interest crediting rate		1.00%	1.00%	1.00%
Expected return on plan assets		4.25%	3.50%	3.50%
Rate of compensation increase		2.00%	2.00%	2.00%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2023		$ 11,377
2024		9,696
2025		10,739
2026		12,454
2027		11,111
2028 to 2032		52,119
Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year		$ 159,989	$ 170,284

[1]	Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
[2]	Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels